Summary Of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Accounting Policies [Abstract]
Estimates
Estimates
Management has made a number of estimates and assumptions relating to the reporting of certain assets and liabilities, the disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses in preparing the elements of these financial statements in conformity with U.S. GAAP. Actual results could differ from these estimates.

Estimates
Management has made a number of estimates and assumptions relating to the reporting of certain assets and liabilities, the disclosure of contingent assets and liabilities and reported amounts of revenues and expenses in preparing the elements of these financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Actual results could differ from these estimates.

Cash and Cash Equivalents		Cash and Cash Equivalents The Company classified all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.
Allowance for Credit Losses
Allowance for Credit Losses
Accounts receivable are evaluated for collectability based on numerous factors, including past transaction history with customers, their credit worthiness, and an assessment of lien and bond rights. An allowance for credit losses is estimated as a percentage of aged receivables. This estimate is periodically adjusted when management becomes aware of a specific customer’s inability to meet its financial obligations (e.g., a bankruptcy filing) or as a result of changes in historical collection patterns.

Inventories
Inventories
Inventories are carried at the lower of cost or net realizable value. The cost of substantially all inventories is determined by the weighted average cost method. This evaluation includes an analysis of historical physical inventory results, a review of excess and obsolete inventories based on inventory aging and anticipated future demand. The carrying value of inventory includes the capitalization of inbound freight costs and is net of vendor rebates and purchase discounts for products not yet sold.

Vendor rebates
Vendor rebates
The Company enters into agreements with many of its vendors providing for inventory purchase rebates (“vendor rebates”) upon achievement of specified volume purchasing levels. The Company accrues the receipt of vendor rebates as part of its cost of sales for products sold based on progress towards earning the vendor rebates, taking into consideration cumulative purchases of inventory to the measurement date and projected purchases through the end of the year. An estimate of vendor rebates is included in the carrying value of inventory at each period end for vendor rebates to be received on products not yet sold. Vendor rebates included in inventory were $15.3 million and $13.2 million at January 31, 2021 and February 2, 2020, respectively.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost and depreciated using the straight-line method based on the following estimated useful lives of the assets:

Buildings and improvements	5 - 39 years
Transportation equipment	5 - 7 years
Furniture, fixtures and equipment	3 - 10 years
Property and equipment assets are assessed for recovery when a triggering event occurs. A potential impairment is first evaluated by comparing the undiscounted cash flows associated with the asset, or the asset group it is part of, to its carrying value. If the carrying value is greater than the undiscounted cash flows, the amount of potential impairment is measured by comparing the fair value of the asset, or the asset group it is part of, with its carrying value. The Company assesses the remaining useful life and the recoverability of property and equipment assets whenever events or circumstances indicate that the carrying value of an asset may not be recoverable. Judgments regarding the existence of a triggering event are based on market and operational performance. Evaluating potential impairment also requires estimates of future operating results and cash flows. No material impairments of property and equipment assets were recorded in fiscal 2020, 2019 or 2018.
The Company capitalizes certain software costs, which are being depreciated on a straight-line basis over the estimated useful lives of the software, ranging from three to seven years. At January 31, 2021 and February 2, 2020, capitalized software costs totaled $2.4 million and $4.6 million, respectively, net of accumulated depreciation of $10.6 million and $7.5 million, respectively. Amortization of capitalized software costs totaled $3.1 million, $3.2 million and $3.1 million in fiscal 2020, fiscal 2019 and fiscal 2018, respectively.

Acquisitions and Goodwill
Acquisitions and Goodwill
Amounts paid for acquisitions are allocated to the tangible assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The Company then allocates the purchase price in excess of net tangible assets acquired to identifiable intangible assets. The fair value of identifiable intangible assets is based on detailed valuations. The Company allocates any excess purchase price over the fair value of the net tangible and intangible assets acquired to goodwill.
The Company does not amortize goodwill, but does conduct an impairment test of goodwill on an annual basis or whenever events or circumstances indicate that it is “more likely than not” that the fair value of its reporting unit has dropped below its carrying value. The impairment test is comprised of either a qualitative assessment to determine whether it is “more likely than not” that the fair value of the reporting unit exceeds its carrying value or a quantitative assessment. If the qualitative assessment indicates that it is not “more likely than not” that the fair value of its reporting unit exceeds its carrying value, a quantitative assessment is required. The quantitative assessment is comprised of comparing the carrying value of a reporting unit to its estimated fair value. The Company estimates the fair value of the reporting unit based on a detailed valuation, utilizing an income approach based on the present value of future cash flows, a market approach based on multiples of sales and profit metrics of similar public companies and a market approach based on multiples of sales and profit metrics for purchase transactions of similar companies (all of which are considered level three measurement techniques). If the carrying value of the reporting unit exceeds its fair value, the Company will recognize the excess of the carrying value over the fair value as a goodwill impairment loss. There were no goodwill impairment charges recorded in fiscal 2020, fiscal 2019 or fiscal 2018.

Intangible Assets
Intangible Assets
Finite-lived intangible assets consist primarily of customer relationships which are amortized over the periods during which the Company expects to generate net sales from these customer relationships. Finite-lived intangible assets are assessed for recovery when a triggering event occurs. A potential impairment of finite-lived intangible assets is first evaluated by comparing the undiscounted cash flows associated with the asset, or the asset group it is part of, to its carrying value. If the carrying value is greater than the undiscounted cash flows, the amount of potential impairment is measured by comparing the fair value of the asset, or the asset group it is part of, with their carrying value. The Company assesses the remaining useful life and the recoverability of finite-lived intangible assets whenever events or circumstances indicate that the carrying value of an asset may not be recoverable. Judgments regarding the existence of a triggering event are based on market and operational performance. Evaluating potential impairment also requires estimates of future operating results and cash flows.
All of the Company’s intangible assets are subject to amortization. There were no intangible asset impairments recorded in fiscal 2020, fiscal 2019 or fiscal 2018.

Fair Value Measurement
Fair Value Measurement
The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable, accrued compensation and benefits and other current liabilities approximate fair value due to the short-term nature of these financial instruments. The Company’s long-term financial assets and liabilities are generally recorded at historical costs. The carrying amounts of derivative assets or liabilities (See Note 6, Debt) and contingent consideration arrangements (See Note 4, Acquisitions) are recorded at fair value.

Revenue Recognition
Revenue Recognition
The Company’s revenues are earned from contracts with customers. These contracts include written agreements and purchase orders as well as arrangements that are implied by customary business practices or law. The revenue contracts are primarily single performance obligations for the sale of product or performance of services for customers. Revenue is recognized when title is passed to the customer or services are provided in an amount that reflects the consideration the Company expects to be entitled to in exchange for the products and services, which is net of sales tax, customer incentives, returns and discounts. For product sales, the transfer of title generally occurs at the point of destination for products shipped by internal fleet and at the point of shipping for products shipped by third party carriers. Revenues related to services are recognized in the period the services are performed and were approximately $15.3 million, $21.0 million and $11.1 million in fiscal 2020, fiscal 2019 and fiscal 2018, respectively. Estimates for expected customer incentives, returns and discounts are based on historical experience, anticipated performance and management’s judgment. Generally, the Company’s contracts do not contain significant financing as the standard sales terms are short term in nature.

Shipping and Handling Fees and Costs
Shipping and Handling Fees and Costs
The Company includes shipping and handling fees billed to customers in net sales. Shipping and handling costs associated with inbound freight are capitalized to inventories and relieved through cost of sales as inventories are sold. Shipping and handling costs associated with outbound freight are included in selling, general and administrative expenses and totaled $20.2 million, $18.2 million and $18.4 million in fiscal 2020, fiscal 2019 and fiscal 2018, respectively.

Advertising
Advertising
Advertising costs are charged to expense as incurred. Advertising expenses, which are included in selling, general and administrative expenses, were approximately $2.0 million, $2.9 million and $3.4 million in fiscal 2020, fiscal 2019 and fiscal 2018, respectively.

Income Taxes
Income Taxes
As a result of the Reorganization Transactions, Core & Main became the general partner of Holdings, which is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, Holdings is generally not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss from Holdings is passed through to and included in the taxable income or loss of its partners, including Core & Main, following the Reorganization Transactions. Core & Main is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to Core & Main’s allocable share of any taxable income or loss of Holdings following the Reorganization Transactions.
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in income in the period that includes the enactment date.
The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies and results of recent operations. If it is determined that the Company is not able to realize deferred tax assets in the future, a valuation allowance would be established, which would impact the provision for income taxes.
Uncertain tax positions are recorded on the basis of a
two-step
process in which (1) it is determined if a tax position is
more-likely-than-not
of being sustained on the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The Company records interest and penalties related to uncertain tax positions in the provision for income taxes in the unaudited Condensed Consolidated Statements of Operations.
The tax provision for interim periods is determined using an estimate of the Company’s annual effective tax rate, adjusted for discrete items, if any, that arise during the period. Each quarter, the Company updates its estimate of its annual effective tax rate, and if the estimated annual effective tax rate changes, the Company makes a cumulative adjustment in such period. The quarterly tax provision, and estimate of the Company’s annual effective tax rate, are subject to variation due to several factors, including variability in pre-tax
income (or loss), the mix of jurisdictions to which such income relates, changes in how the Company conducts business, and tax law developments.
Tax Receivable Agreements
In connection with the Reorganization Transactions and the IPO, Core & Main entered into a tax receivable agreement with the Former Limited Partners (the “Former Limited Partners Tax Receivable Agreement”) and a tax receivable agreement with the Continuing Limited Partners (the “Continuing Limited Partners Tax Receivable Agreement”) (collectively, the “Tax Receivable Agreements”). Under these agreements, Core & Main expects to generate tax attributes that will reduce amounts that it would otherwise pay in the future to various tax authorities.
The Former Limited Partners Tax Receivable Agreement provides for the payment by Core & Main to certain Former Limited Partners, or their permitted transferees, of 85% of the tax benefits, if any, that Core & Main actually realizes, or in some circumstances is deemed to realize, as a result of (i) certain tax attributes of the Partnership Interests Core & Main holds in respect of such Former Limited Partners’ interest in Core & Main, including such attributes which resulted from such Former
Limited Partners’ prior acquisition of ownership interests in Holdings and Core & Main’s allocable share of existing tax basis acquired in connection with the IPO attributable to the Former Limited Partners and (ii) certain other tax benefits.
The Continuing Limited Partners Tax Receivable Agreement provides for the payment by Core & Main to the Continuing Limited Partners, or their permitted transferees, of 85% of the benefits, if any, that Core & Main realizes, or in some circumstances is deemed to realize, as a result of (i) increases in tax basis or other similar tax benefits as a result of exchanges of Partnership Interests for cash or shares of Class A common stock pursuant to the Exchange Agreement, dated as of July 22, 2021 (the “Exchange Agreement”), by and among Core & Main, Holdings, CD&R Waterworks Holdings and Management Feeder, (ii) Core & Main’s allocable share of existing tax basis acquired in connection with the IPO attributable to the Continuing Limited Partners and in connection with exchanges of Partnership Interests for cash or shares of Class A common stock pursuant to the Exchange Agreement and (iii) Core & Main’s utilization of certain other tax benefits related to Core & Main’s entering into the Continuing Limited Partners Tax Receivable Agreement, including tax benefits attributable to payments under the Continuing Limited Partners Tax Receivable Agreement. Core & Main expects to obtain an increase in its share of the tax basis in the net assets of Holdings as Partnership Interests are exchanged by Continuing Limited Partners. Core & Main intends to treat any exchanges of Partnership Interests as direct purchases of Partnership Interests for U.S. federal income tax purposes. These increases in tax basis may reduce the amounts that it would otherwise pay in the future to various tax authorities.
Core & Main will receive the full benefit in tax savings from relevant taxing authorities and provide payment of 85% of the amount of any tax benefits Core & Main actually realizes to the Former Limited Partners or the Continuing Limited Partners, as applicable, or their permitted transferees. Core & Main expects to benefit from the remaining 15% of any cash tax savings that it realizes. For the Tax Receivable Agreements, Core & Main will assess the tax attributes to determine if it is more likely than not that the benefit of any deferred tax assets will be realized. Following that assessment, Core & Main will recognize a liability under the applicable Tax Receivable Agreements, reflecting approximately 85% of the expected future realization of such tax benefits. Amounts payable under the Tax Receivable Agreements are contingent upon, among other things, (i) generation of sufficient future taxable income during the term of the applicable Tax Receivable Agreements and (ii) future changes in tax laws.

Income Taxes
As a result of the Reorganization Transactions, Core & Main became the general partner of Holdings, which is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, Holdings is generally not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss from Holdings is passed through to and included in the taxable income or loss of its partners, including Core & Main, following the Reorganization Transactions. Core & Main is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to Core & Main’s allocable share of any taxable income or loss of Holdings following the Reorganization Transactions.
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in income in the period that includes the enactment date.
The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. If it is determined that the Company is not able to realize deferred tax assets in the future a valuation allowance would be established, which would impact the provision for income taxes.
Uncertain tax positions are recorded on the basis of a
two-step
process in which (1) it is determined if a tax position is
more-likely-than-not
of being sustained on the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The Company records interest and penalties related to uncertain tax positions in the provision for income taxes in the Consolidated Statements of Operations.

Concentration of Credit Risk
Concentration of Credit Risk
The majority of the Company’s revenues are credit sales which are made primarily to customers whose ability to pay is dependent, in part, upon the economic strength of the construction industry in the areas where they operate and availability of municipal funding. Concentration of credit risk with respect to trade accounts receivable is limited by the large number of customers comprising the Company’s customer base. The Company performs ongoing credit evaluations of its customers.

Leases
Leases
The Company determines if an arrangement is or contains a lease at inception. Obligations under operating leases are included in the Balance Sheets in both current and non-current
operating lease liabilities, while the corresponding rights to use the leased assets are presented as operating lease right-of-use
(“ROU”) assets. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the remaining lease payments. As the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate, which is based on information available at the commencement date of the relevant lease, in determining the present value of future payments. The lease term includes an option to extend the lease when it is reasonably certain that the Company will exercise that option. The Company recognizes expense within selling, general and administrative expense associated with the accretion of operating lease liabilities and amortization of ROU assets in an amount calculated to result in straight-line expense over the lease terms.
For leases with step rent provisions whereby the rental payments increase incrementally over the life of the lease, the Company recognizes expense on a straight-line basis over the lease term. Payment obligations related to real estate taxes, insurance and other lease components are excluded from the measurement of operating lease ROU assets and lease liabilities. The Company’s lease agreements generally do not contain any material residual value guarantees or material restrictive covenants.

Equity-Based Compensation
Equity-Based Compensation
The Company recognizes the cost of employee services received in exchange for awards of equity instruments based on the grant date fair value of those awards. That cost is recognized over the requisite service period (generally the vesting period), which is the period during which an employee is required to provide service in exchange for the award.
In connection with the Reorganization Transactions, which included the recapitalization of Management Feeder and entry into the Exchange Agreement, the equity awards issued by Holdings and held by Management Feeder were deemed to be modified for accounting purposes. The Company calculated the incremental fair value associated with the modification and will recognize this incremental fair value immediately for each vested award with no remaining service period and over the remaining service period associated with each unvested award. The incremental fair value associated with previously vested awards was expensed immediately as there was no remaining service period.

Equity-Based Compensation
The Company recognizes the cost of employee services received in exchange for awards of equity instruments based on the grant date fair value of those awards. That cost is recognized over the requisite service period (generally the vesting period), which is the period during which an employee is required to provide service in exchange for the award.

Recent Accounting Pronouncements
Cloud computing arrangements
—In August 2018, the Financial Accounting Standards Board (the “FASB”) issued ASU
No. 2018-15,
“Intangibles—Goodwill and
Other—Internal-Use
Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract” (“ASU
2018-15”).
The new guidance aligns the requirements for capitalizing implementation costs in a cloud computing arrangement service contract with the requirements for capitalizing implementation costs incurred for an internal-use
software license. ASU
2018-15
is effective for annual periods beginning after December 15, 2019, and interim periods within these annual periods. The standard permits two approaches, one requiring prospective application to eligible costs incurred on or after the date this guidance is first applied and one requiring retrospective application.
The Company adopted the provisions of ASU
2018-15
during the first quarter of the fiscal year ended January 31, 2021 (“fiscal 2020”) using the prospective method. The adoption of ASU
2018-15
did not have a material impact on the Company’s financial position, results of operations or cash flows. The Company made no adjustments to its financial position upon adoption.
Measurement of Credit Losses
—In June 2016, the FASB issued ASU
No. 2016-13,
“Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments” (“ASU
2016-13”).
The new guidance introduces a new accounting model for recognizing expected credit losses upon the initial recognition of certain financial instruments, including accounts receivable, based on historical information, current information, and forecasted future events. ASU
2016-13
is effective for annual periods beginning after December 15, 2019, and interim periods within these annual periods.
The Company adopted the provisions of ASU
2016-13
during the first quarter of fiscal 2020, using the modified retrospective approach. The adoption of ASU
2016-13
did not result in a material impact to the Company’s financial position, results of operations or cash flows upon adoption.
Accounting for Income Taxes
- In December 2019, the FASB issued ASU
2019-12,
“Simplifying the Accounting for Income Taxes” (“ASU
2019-12”).
The amendments in ASU
2019-12
simplify the accounting for income taxes by removing certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside tax basis. The transition requirements are dependent upon each amendment within ASU
2019-12
and will be applied either prospectively or retrospectively. The Company adopted the provisions of ASU
2019-12,
during the first quarter of fiscal 2021. The adoption of ASU
2019-12
did not result in a material impact to the Company’s financial position, results of operations or cash flows upon adoption.
Not Yet Adopted
Reference Rate Reform
- In March 2020, the FASB issued ASU
No. 2020-04,
“Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU
2020-04”).
The new guidance provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts and hedging relationships that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by ASU
2020-04
are effective for prospective contract modifications made and qualifying hedging relationships entered into as of March 12, 2020 through December 31, 2022. As discussed in Note 6, the debt modification performed by the Company on July 27, 2021 did not qualify under the guidance of ASU
2020-04
as the debt and interest rate swap instruments continue to reference LIBOR. At the time of a qualifying transaction and/or modification of debt and interest rate swap instruments to replace LIBOR with a new interest rate index, the Company will consider the application of ASU
2020-04.

Recent Accounting Pronouncements
Cloud computing arrangements
- In August 2018, the FASB issued ASU
No. 2018-15,
“Intangibles—Goodwill and
Other—Internal-Use
Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (ASU
2018-15”).
The new guidance aligns the requirements for capitalizing implementation costs in a cloud computing arrangement service contract with the requirements for capitalizing implementation costs incurred for an internal-use
software license. ASU
2018-15
is effective for annual periods beginning after December 15, 2019, and interim periods within these annual periods. The standard permits two approaches, one requiring prospective application to eligible costs incurred on or after the date this guidance is first applied and one requiring retrospective application.
The Company adopted the provisions of ASU
2018-15
during the first quarter of fiscal 2020, using the prospective method. The adoption of ASU
2018-15
did not have a material impact on the Company’s financial position, results of operations or cash flows. The Company made no adjustments to its financial position upon adoption.
Measurement of Credit Losses
- In June 2016, the FASB issued ASU
No. 2016-13,
“Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments” (“ASU
2016-13”).
The new guidance introduces a new accounting model for recognizing expected credit losses upon the initial recognition of certain financial instruments, including accounts receivable, based on historical information, current information, and forecasted future events. ASU
2016-13
is effective for annual periods beginning after December 15, 2019, and interim periods within these annual periods.
The Company adopted the provisions of ASU
2016-13
during the first quarter of fiscal 2020, using the modified retrospective approach. The adoption of ASU
2016-13
did not result in a material impact to the financial position, results of operations or cash flows upon adoption.
Revenue recognition
- In May 2014, the FASB issued ASU
No. 2014-09,
“Revenue from contracts with customers” (“ASU
2014-09”),
amended by ASU
No. 2016-10,
“Revenue from contracts with customers (Topic 606): Identifying Performance Obligations and Licensing,” ASU
No. 2016-12,
“Revenue from contracts with customers (Topic 606): Narrow-Scope Improvements and Practical Expedients,” and ASU
No. 2016-20,
“Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers.” The amended guidance outlines a single comprehensive revenue model for entities to use in accounting for revenue arising from contracts with customers. The guidance supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that “an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.” ASU
2014-09
requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments. Entities have the option of using either a full retrospective or modified approach to adopt the guidance. ASU
2014-09
is effective for annual reporting periods beginning after December 15, 2018 including interim periods within that reporting period, for non-public
companies.
The Company adopted the provisions of ASU
2014-09
and related amendments, using the modified retrospective method and a practical expedient associated with recognizing revenue for certain services in accordance with the right to invoice, during the first quarter of fiscal 2019. The Company reviewed customer contracts and applied the five-step model of the new standard to each contract category identified and compared the results to current accounting practice. The Company concluded that contracts with customers primarily consist of a single performance obligation to transfer promised goods or services. The adoption of ASU
2014-09
did not have a material impact on the Company’s financial position, results of operations or cash flows. The Company made no adjustments to its financial position upon adoption. See Note 3, Revenue, for the Company’s revenue disclosures.
Leases
- In February 2016, the FASB issued ASU
No. 2016-02,
“Leases (Topic 842)” (“ASU
2016-02”).
The new guidance requires companies to recognize all leases as assets and liabilities for the rights and obligations created by leased assets on the Balance Sheet. ASU
2016-02
is effective for annual periods beginning after December 15, 2018, and interim periods within these annual periods, with early adoption permitted.
The Company adopted the provisions of ASU
2016-02
during the first quarter of fiscal 2019, which increased assets and liabilities on the Balance Sheets as the Company recorded a right-of-use
asset and corresponding liability for each existing operating lease. The Company elected to apply the practical expedient that allows for the exclusion of ASU
2016-02
from comparative periods; thus, the prior period Balance Sheet was not revised to reflect this standard.
The Company recorded operating lease ROU assets and operating lease liabilities of $98.9 million and $98.0 million, respectively, upon adoption of ASU
2016-02.
The difference between the operating lease assets and operating lease liabilities represents immaterial reclassifications from other Balance Sheet accounts.
The adoption of this guidance did not materially impact the Company’s results of operations or cash flows. See Note 7, Leases, for the Company’s lease disclosures.
Not Yet Adopted
Reference Rate Reform
- In March 2020, the FASB issued ASU
No. 2020-04,
“Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU
2020-04”).
The new guidance provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts and hedging relationships that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by ASU
2020-04
are effective for prospective contract modifications made and qualifying hedging relationships entered into from March 12, 2020 through December 31, 2022. The Company has certain debt and hedging instruments that reference LIBOR, as discussed in Note 6, and the Company will consider the application of ASU
2020-04
at the time of a qualifying transaction and/or modification of debt and hedging instruments.
Accounting for Income Taxes
- In December 2019, the FASB issued ASU
2019-12,
“Simplifying the Accounting for Income Taxes” (“ASU
2019-12”).
The amendments in ASU
2019-12
simplify the accounting for income taxes by removing certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside tax basis. The transition requirements are dependent upon each amendment within ASU
2019-12
and will be applied either prospectively or retrospectively. ASU
2019-12
is effective for annual periods beginning after December 15, 2020, and interim periods within these annual periods, with early adoption permitted. The adoption is not expected to have a material impact to the Company’s financial position, results of operations or cash flows upon adoption.